Financial Instruments and Risk Management - Purchase Agreement (Details) $ in Thousands	Jul. 31, 2023	Sep. 30, 2023 USD ($)	Jun. 30, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2022 DKK (kr)	Dec. 29, 2022 DKK (kr)	Sep. 30, 2022 USD ($)	Jun. 30, 2022 USD ($)	Jun. 07, 2022 DKK (kr)	Dec. 31, 2021 USD ($)	Nov. 09, 2021 DKK (kr)	Feb. 28, 2021 DKK (kr)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)
Disclosure of detailed information about financial instruments [line items]
Share capital		$ 4,415		$ 3,886	kr 24,139,413					$ 3,755	kr 23,141,524	kr 19,198,668
Equity | $		$ (2,734)	$ 2,535	$ 8,303			$ 13,548	$ (20,150)		$ 32,437			$ 7,038	$ 9,362
Registered share capital (in DKK)						kr 24,139,413
American Depositary Shares [Member]
Disclosure of detailed information about financial instruments [line items]
Period of agreement (in months)	36 months
American Depositary Shares [Member] | Purchase Agreement
Disclosure of detailed information about financial instruments [line items]
Share capital									kr 23,686,452